INVESTMENTS (Details Textual) S/ / shares in Units, $ / shares in Units, S/ in Thousands, $ in Millions				1 Months Ended			12 Months Ended
		Oct. 04, 2017 PEN (S/) S/ / shares shares	Mar. 07, 2016	Sep. 15, 2017 USD ($) shares	Apr. 22, 2016 PEN (S/) shares	Apr. 22, 2016 USD ($) $ / shares shares	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)	Sep. 17, 2017 $ / shares	Sep. 17, 2017 $ / shares	Apr. 22, 2016 $ / shares
Disclosure of Investments [Line Items]
Impairment loss on financial assets							S/ 766	S/ 14,459	S/ 43,801
Gains (losses) on financial assets reclassified out of available-for-sale financial assets recognised in profit or loss								6,000	12,900
Gains (losses) on disposals of investments							2,100	1,600
Profit (loss), attributable to ordinary equity holders of parent entity							20	2,100
Financial assets at fair value through profit or loss, classified as held for trading							4,024,737	4,015,019
Losses on disposals of investments							2,200	17,700
Credit derivative, nominal amount							65,818,565	58,259,618
Financial assets available-for-sale							24,423,891	18,685,667
Proportion of ownership interests held by non-controlling interests not intent to sell			50.00%
Number of shares sold held as non controlling interests | shares					2,248,593	2,248,593
Sale price per share | (per share)						$ 41.6						$ 27,500
Proceeds from sales of investments accounted for using equity method					S/ 302,000	$ 94.0
Gains on disposals of investments					S/ 124,700		741,781	336,759	S/ 248,723
Financial assets, at fair value							164,444,879	150,222,600
Alicorp S.A.A [Member]
Disclosure of Investments [Line Items]
Net unrealized gain on listed securities							S/ 234,100	109,400
BCI Chile [Member]
Disclosure of Investments [Line Items]
Proportion of ownership interests held by non-controlling interests			4.06%
Number of shares sold held as non controlling interests | shares				2,286,328
Sale price per share | $ / shares											$ 39,000
Proceeds from sales of investments accounted for using equity method | $				$ 462.8
Gains on disposals of investments | $				281.1
Net unrealized gain on listed securities								81,200
Proportion of ownership interests sold held by non-controlling interests							100.00%
Inversiones Centenario S.A.A [Member]
Disclosure of Investments [Line Items]
Net unrealized gain on listed securities							S/ 226,500	166,500
Enel Distribucion Peru S.A.A. [Member]
Disclosure of Investments [Line Items]
Number of shares sold held as non controlling interests | shares		43,554,445
Sale price per share | S/ / shares		S/ 5.5
Proceeds from sales of investments accounted for using equity method		S/ 239,500
Gains on disposals of investments		S/ 163,700
Net unrealized gain on listed securities								141,600
Proportion of ownership interests sold held by non-controlling interests							100.00%
Cross currency swap contract four [Member] | Cash flow hedges [member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount							S/ 228,800	236,300
Cross currency swap contract five [Member] | Cash flow hedges [member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount							S/ 55,100	S/ 167,800
Certificates of payment on work progress [Member]
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments							3.90%	5.38%
Held-to-maturity investments, category [member]
Disclosure of Investments [Line Items]
Financial assets available-for-sale								S/ 2,061,600
Financial assets, at fair value							S/ 2,725,800
Financial assets available-for-sale, category [member]
Disclosure of Investments [Line Items]
Financial assets available-for-sale							S/ 2,691,800	S/ 1,598,900
The Soles [Member] | Bottom of range [member]
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments							3.19%	1.87%
The Soles [Member] | Top of range [member]
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments							6.09%	7.12%
US Dollars [Member] | BCI Chile [Member]
Disclosure of Investments [Line Items]
Sale price per share | $ / shares										$ 62.3
Proceeds from sales of investments accounted for using equity method | $				$ 142.4
US Dollars [Member] | Bottom of range [member]
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments							1.39%	0.47%
US Dollars [Member] | Top of range [member]
Disclosure of Investments [Line Items]
Annual effective interest rate of held to maturity investments							4.55%	6.03%
US Dollars [Member] | Participation in RAL Fund [Member]
Disclosure of Investments [Line Items]
Financial assets available-for-sale							S/ 381,200	S/ 482,400
Bolivianos [Member] | Participation in RAL Fund [Member]
Disclosure of Investments [Line Items]
Financial assets available-for-sale							S/ 146,200	S/ 168,400
Certificates of deposit BCRP [Member]
Disclosure of Investments [Line Items]
Number of instruments or interests issued or issuable							79,901	49,504
Financial assets available-for-sale	[1]						S/ 7,923,707	S/ 4,802,608
Certificates of deposit BCRP [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading							2,102,300	2,259,900
Government Treasury Bonds [Member]
Disclosure of Investments [Line Items]
Financial assets available-for-sale	[2]						4,640,548	2,205,362
Government Treasury Bonds [Member] | Available-for-sale investments [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading							1,142,000	526,500
Derivatives held as hedges [Member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount							12,975,333	12,778,986
Derivatives held as hedges [Member] | Cross currency swap contract four [Member] | Cash flow hedges [member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount							228,756	236,335
Derivatives held as hedges [Member] | Cross currency swap contract five [Member] | Cash flow hedges [member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount							55,097	167,800
Derivatives held as hedges [Member] | Interest rate swap contract two [Member] | Cash flow hedges [member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount							486,150	318,820
Derivatives held as hedges [Member] | Interest rate swap contract two [Member] | Fair value hedges [member]
Disclosure of Investments [Line Items]
Credit derivative, nominal amount							659,524	760,315
Multilateral organizations bonds [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading							260,300	243,200
Corporate and leasing bonds [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading							238,400	818,800
Listed shares [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading							122,400	114,200
Negotiable certificates of deposits [Member]
Disclosure of Investments [Line Items]
Financial assets at fair value through profit or loss, classified as held for trading							S/ 60,700	S/ 37,400

[1]	At December 31, 2017 the Group maintains 79,901 BCRP certificates of deposits (49,504 at December 31, 2016)
[2]	At December 31, 2017, the Group maintains CCS, which were designated as cash flow hedges of certain corporate bonds and foreign government bonds for nominal amounts totaling S/228.8 million and S/55.1 million, respectively (S/236.3 million and S/167.8 million, respectively, at December 31, 2016), See Note 12(b); by means of said CCS, the bonds were economically converted to soles at fixed rate. - At December 31, 2017, the Group maintains IRS, which have been designated as fair value hedges of certain Peruvian Government, corporate and international financial entity bonds denominated in U.S Dollars at fixed interest rate for a nominal amount of S/659.5 million (S/760.3 million at December 31, 2016), See Note 12(b); through said IRS these bonds were economically converted to variable interest rates